Property, plant and equipment - Summary of detailed information about property, plant and equipment (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	¥ 548
Electronic Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Additions	606
Depreciation during the year	(58)
Ending Balance	548
Electronic Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Ending Balance	606
Electronic Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Ending Balance	¥ (58)